Restricted Net Assets	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Restricted Net Assets
26.	RESTRICTED NET ASSETS

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and the articles of association of the Company’s PRC subsidiaries, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. 21Vianet China was established as a foreign-invested enterprise and, therefore, is subject to the above mandated restrictions on distributable profits. As of December 31, 2015 and 2016, the Company’s PRC subsidiaries had appropriated RMB63,174 and RMB64,622 (US$9,308), respectively, in its statutory reserves.

As a result of these PRC laws and regulations subject to the limit discussed above that require annual appropriations of 10% of after-tax income to be set aside, prior to payment of dividends as general reserve fund, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. Amounts restricted include paid-in capital and statutory reserve funds of the Company’s PRC subsidiaries and the equity of the Consolidated VIEs, as determined pursuant to PRC generally accepted accounting principles, totaling an aggregate of RMB4,217,827 (US$607,493) as of December 31, 2016.